Submission	Aug. 31, 2026
Submission [Line Items]
Central Index Key	0000703604
Registrant Name	Distribution Solutions Group, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES